Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 157,208	$ 131,312
Gross unrealized gains	1,037	753
Gross unrealized losses	(1,885)	(3,599)
Fair value	156,360	128,466
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	13,165	6,609
Gross unrealized gains	31	1
Gross unrealized losses	(27)	(351)
Fair value	13,169	6,259
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,563	3,396
Gross unrealized gains	27	2
Gross unrealized losses	(36)	(650)
Fair value	7,554	2,748
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	81,632	75,326
Gross unrealized gains	333	343
Gross unrealized losses	(1,699)	(2,374)
Fair value	80,266	73,295
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	10,199	6,200
Gross unrealized gains	6	1
Gross unrealized losses	(49)	(9)
Fair value	10,156	6,192
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,646	2,762
Gross unrealized gains	3
Gross unrealized losses	(15)	(61)
Fair value	2,634	2,701
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,343	8,752
Gross unrealized gains	17	5
Gross unrealized losses	(3)	(51)
Fair value	9,357	8,706
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	31,932	27,774
Gross unrealized gains	101	44
Gross unrealized losses	(51)	(95)
Fair value	31,982	27,723
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	728	493
Gross unrealized gains	519	357
Gross unrealized losses	(5)	(8)
Fair value	$ 1,242	$ 842